Financial instruments and risk management - Exchange rate risk management (Details) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 BRL (R$) shares	Dec. 31, 2023	Dec. 31, 2025 BRL (R$)
Selling transactions in the futures markets | Currency risk
Disclosure of detailed information about financial instruments [line items]
Value at risk time horizon	24 years	24 months
Probable (base value) | Currency risk | United States of America, Dollars | Cash and cash equivalents | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 8,707,419		R$ 11,919,897
Probable (base value) | Currency risk | United States of America, Dollars | Marketable securities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	533,780		427,329
Probable (base value) | Currency risk | United States of America, Dollars | Trade accounts receivable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,079,784		4,705,509
Probable (base value) | Currency risk | United States of America, Dollars | Trade accounts payable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(810,849)		(1,075,590)
Probable (base value) | Currency risk | United States of America, Dollars | Loans and financing | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(66,085,589)		(70,357,356)
Probable (base value) | Currency risk | United States of America, Dollars | Other liabilities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(63,890)		(66,446)
Probable (base value) | Currency risk | United States of America, Dollars | Derivative options | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2,389,964		979,706
Probable (base value) | Currency risk | United States of America, Dollars | Derivative swaps | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	476,472		(851,428)
Probable (base value) | Currency risk | United States of America, Dollars | Derivative Non-Deliverable Forward (‘NDF’) Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	43,027		24,355
Probable (base value) | Currency risk | United States of America, Dollars | Embedded derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	25,642		112,058
Probable (base value) | Currency risk | United States of America, Dollars | Commodity Derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 378,898		R$ (34,379)
Possible 25% | Currency risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate, percentage of increase (decrease)	25.00%
Possible 25% | Currency risk | United States of America, Dollars | Cash and cash equivalents | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (2,176,855)
Possible 25% | Currency risk | United States of America, Dollars | Marketable securities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(133,445)
Possible 25% | Currency risk | United States of America, Dollars | Trade accounts receivable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,019,946)
Possible 25% | Currency risk | United States of America, Dollars | Trade accounts payable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(202,712)
Possible 25% | Currency risk | United States of America, Dollars | Loans and financing | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,521,397)
Possible 25% | Currency risk | United States of America, Dollars | Other liabilities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(15,973)
Possible 25% | Currency risk | United States of America, Dollars | Derivative options | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(4,573,200)
Possible 25% | Currency risk | United States of America, Dollars | Derivative swaps | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(3,307,337)
Possible 25% | Currency risk | United States of America, Dollars | Derivative Non-Deliverable Forward (‘NDF’) Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(43,027)
Possible 25% | Currency risk | United States of America, Dollars | Embedded derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(201,732)
Possible 25% | Currency risk | United States of America, Dollars | Commodity Derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (94,776)
Possible 25% | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Market interest rate exposure, percentage of increase (decrease)	25.00%
Remote 50% | Currency risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate, percentage of increase (decrease)	50.00%
Remote 50% | Currency risk | United States of America, Dollars | Cash and cash equivalents | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ (4,353,710)
Remote 50% | Currency risk | United States of America, Dollars | Marketable securities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(266,890)
Remote 50% | Currency risk | United States of America, Dollars | Trade accounts receivable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,039,892)
Remote 50% | Currency risk | United States of America, Dollars | Trade accounts payable | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(405,425)
Remote 50% | Currency risk | United States of America, Dollars | Loans and financing | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(33,042,795)
Remote 50% | Currency risk | United States of America, Dollars | Other liabilities | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(31,945)
Remote 50% | Currency risk | United States of America, Dollars | Derivative options | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(10,215,031)
Remote 50% | Currency risk | United States of America, Dollars | Derivative swaps | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(6,616,299)
Remote 50% | Currency risk | United States of America, Dollars | Derivative Non-Deliverable Forward (‘NDF’) Contracts | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(43,027)
Remote 50% | Currency risk | United States of America, Dollars | Embedded derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	(403,464)
Remote 50% | Currency risk | United States of America, Dollars | Commodity Derivatives | U.S. Dollar to Brazilian Real
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ (189,511)
Remote 50% | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Market interest rate exposure, percentage of increase (decrease)	50.00%
Probable | Currency risk
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate | shares	5.2194